Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit), Continuing Operations
For the years ended December 31, 2020, 2019 and 2018, the Company recorded income tax expense (benefit), as follows:

	2020	2019	2018
Income tax expense (benefit) related to U.S. and U.K. subsidiaries	$8,040	$713	$(10,035)
Change in uncertain tax positions	68	—	(300)
Withholding taxes on certain investment transactions (1)	—	—	6,325
	$8,108	$713	$(4,010)
(1)Prior to the change in the Company’s investment account structure, the Company was subject to withholding taxes on income sourced in the United States and in other countries, subject to each countries’ specific tax regulations. Income subject to withholding taxes included, but is not limited to, dividends, capital gains and interest on certain investments.
The following table presents the Company’s current and deferred incomes taxes for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Current tax expense	$145	$54	$6,025
Deferred tax expense (benefit)	7,963	659	(10,035)
	$8,108	$713	$(4,010)

Schedule of Income before Income Tax, Domestic and Foreign
The following is a summary of the Company’s income (loss) before income tax expense (benefit) by jurisdiction for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Bermuda	$113,646	$197,973	$(273,697)
United States	38,159	3,245	(47,771)
United Kingdom	161	114	(11)
	$151,966	$201,332	$(321,479)

Schedule of Effective Income Tax Rate Reconciliation
The following table presents a reconciliation of expected income taxes to income tax expense (benefit) for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Bermuda (expected tax expense at 0%)	$—	$—	$—
Foreign taxes at local expected rates:
United States	8,013	681	(10,032)
United Kingdom	31	22	(2)
Withholding taxes related to dividend and interest income	—	—	6,325
Uncertain tax positions	68	—	(300)
Non-deductible expenses and other	(4)	10	(1)
	$8,108	$713	$(4,010)

Schedule of Deferred Tax Assets and Liabilities
The following table presents the tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities as of December 31, 2020, 2019 and 2018:

	2020	2019	2018
Deferred tax assets:
Discounting of loss and loss adjustment expense reserves	$1,027	$786	$534
Unearned premiums	5,543	1,774	1,567
Temporary differences in recognition of expenses	2,462	1,208	1,247
Net operating loss carryforward	10,131	9,282	6,798
Total deferred tax assets	19,163	13,050	10,146

Deferred tax liabilities:
Deferred acquisition costs	8,276	1,379	1,490
Unrealized gains (losses) on investments	10,474	3,366	(405)
Total deferred tax liabilities	18,750	4,745	1,085
Net deferred tax assets	$413	$8,305	$9,061